CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (loss) income attributable to Melco Resorts & Entertainment Limited		$ (811,751)	$ (1,263,492)	$ 373,173
Transfers (to) from noncontrolling interests:
Changes from net (loss) income attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests		(818,702)	(1,263,512)	373,143
Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors		0	(16)	(30)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market		(6,951)	(46)	0
Sub-total		(6,951)	(62)	(30)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Increase in additional paid-in capital resulting from the private placements	$ 42	0	42	0
Sub-total		$ 0	$ 42	$ 0